Employee Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Employee benefit expense	$ 1,200	$ 1,000